Intangible fixed assets (Details) $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,414
Ending balance	3,738
Impairment loss on intangible assets	$ 0
Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	3 years
Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,503
Additions	1,068
Reclassified to discontinued operations	(423)
Foreign exchange on translation	(177)
Ending balance	3,971
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(89)
Charge	(144)
Ending balance	$ (233)